Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities 31
Result before tax		€ 3,399	€ 5,653	€ 6,986
Adjusted for: - Depreciation and amortisation		829	789	520
- Addition to loan loss provisions		2,675	1,120	656
- Other non-cash items in Result before tax		1,671	1,213	(1,763)
Taxation paid		(1,734)	(2,345)	(1,602)
Changes in: - Net change in Loans and advances to/from banks, not available/payable on demand		53,078	(3,911)	(211)
- Net change in Trading assets and Trading liabilities		2,566	(2,568)	9,910
- Loans and advances to customers		2,876	(16,687)	(31,356)
- Customer deposits		39,740	18,040	19,709
- Other 31		(3,856)	11,752	4,067
Net cash flow from/(used in) operating activities		101,243	13,055	6,915
Cash flows from investing activities
- Acquisition of subsidiaries, net of cash acquired			(17)	(111)
- Associates and joint ventures		(24)	(507)	(97)
- Property and equipment		(287)	(355)	(286)
- Associates and joint ventures		24	67	116
- Dispoal of subsidiaries, net of cash disposed		(3)
- Property and equipment		75	81	17
- Loans sold			744	206
Net cash flow from/(used in) investing activities		(8,487)	(2,495)	5,451
Cash flows from financing activities
Proceeds from debt securities		65,308	90,793	152,543
Repayments of debt securities		(99,212)	(94,497)	(131,170)
Proceeds from issuance of subordinated loans		2,165	3,429	1,859
Repayments of subordinated loans		(2,786)	(933)	(4,646)
Repayments of principal portion of lease liabilities	[1]	(273)	(271)
Purchase/sale of treasury shares		5	1	4
Dividends paid		(3)	(2,679)	(2,607)
Other financing		(1)	2
Net cash flow from/(used in) financing activities		(34,796)	(4,154)	15,983
Net cash flow		57,960	6,406	28,349
Cash and cash equivalents at beginning of year 33		54,031	47,529	18,977
Effect of exchange rate changes on cash and cash equivalents		(425)	95	204
Cash and cash equivalents at end of year 33		111,566	54,031	47,529
Other investment purchased [member]
Cash flows from investing activities
- Other investments		(300)	(395)	(258)
Other investments disposed [Member]
Cash flows from investing activities
- Other investments		12	34	0
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Cash flows from investing activities
- Purchase of financial instruments		(16,949)	(16,270)	(10,517)
- Sale of financial instruments		14,571	13,390	15,657
Securities at amortised cost [member]
Cash flows from investing activities
- Purchase of financial instruments		(37,522)	(12,268)	(17,985)
- Sale of financial instruments		€ 31,918	€ 13,001	€ 18,709

[1]	The amount s for the period ended 31 December 20 20 and 2019 ha ve been prepared in accordance with IFR S 16 . 2018 period amounts have not been restate d .